Commodity forward contracts – Barter transactions - Main assumptions used in fair value calculation (Details)	Jun. 30, 2023 T uS_dollar_per_bushel brazilian_real_per_bag brazilian_real_per_ton	Jun. 30, 2022 T brazilian_real_per_bag uS_dollar_per_bushel brazilian_real_per_ton
Purchase Contracts | Soybean
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	449,847	81,379
Average of contract prices R$/Bag | brazilian_real_per_bag	127.95	147.65
Average Market Prices (Corn: R$/bag; Soybean: US$/bushel)	13.16	14.52
Soybean market premium (US$ per bushel)	(0.3)	0.4
Freight (R$/ton) | brazilian_real_per_ton	293,650	358,550
Purchase Contracts | Corn
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	303,432	181,475
Average of contract prices R$/Bag | brazilian_real_per_bag	65.25	67.47
Average Market Prices (Corn: R$/bag; Soybean: US$/bushel)	56.04	86.95
Freight (R$/ton) | brazilian_real_per_ton	282,230	381,000.00
Selling Contracts | Soybean
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	145,915	70,191
Average of contract prices R$/Bag | brazilian_real_per_bag	145.71	147.46
Average Market Prices (Corn: R$/bag; Soybean: US$/bushel)	13.16	14.56
Soybean market premium (US$ per bushel)	0.0	0.5
Freight (R$/ton) | brazilian_real_per_ton	0.0	367,460
Selling Contracts | Corn
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	255,499	114,063
Average of contract prices R$/Bag | brazilian_real_per_bag	48.36	67.45
Average Market Prices (Corn: R$/bag; Soybean: US$/bushel)	56.04	87.06
Freight (R$/ton) | brazilian_real_per_ton	284,590	451,830